BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 29, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS

AMENDED AND RESTATED JUNE 9, 2017, AS SUPPLEMENTED

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II

(FORMERLY, PYRAMIS® MANAGED RISK PORTFOLIO)

The following changes to the Statement of Additional Information for Schroders Global Multi-Asset Portfolio II (formerly, Pyramis® Managed Risk Portfolio) (the “Portfolio”) are effective immediately:

In the subsection entitled “Investment Advisory and Other Services – Trust I’s Management Agreements,” the information regarding the Portfolio in the table is deleted in its entirety, the following information is added to the table, and the order of the footnotes is updated accordingly:

Trust I Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Schroders Global Multi-Asset Portfolio II(a)	0.800%	All Assets

(a)

Prior to December 15, 2017, when Schroders Global Multi-Asset Portfolio II invested solely in shares of other investment companies advised by Fidelity Investments, the advisory fee rate for the Portfolio was paid at the annual rate of 0.450% of the Portfolio’s average daily net assets.

In the subsection entitled “Investment Advisory and Other Services – Subadvisory Arrangements for Trust I and Trust II – The Trust I Portfolios’ Subadvisory Fee Schedules,” the information regarding the Portfolio in the table is deleted in its entirety, the following information is added to the table, and the order of the footnotes is updated accordingly:

Trust I Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Schroders Global Multi-Asset Portfolio II(s)	0.370%	First $250 million
	0.340%	Next $500 million
	0.310%	Next $500 million
	0.280%	Next $500 million
	0.250%	Over $1.75 billion

(s)	Prior to December 15, 2017, the subadvisory fee rate for Schroders Global Multi-Asset Portfolio II was at the annual rate of 0.150% of the Portfolio’s average daily net assets.

In the subsection entitled “Investment Advisory and Other Services – Management Fee Waivers for the Trust I Portfolios,” the reference to the Portfolio in the first sentence and the paragraph regarding the Portfolio’s voluntary fee waiver are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SAI FOR FUTURE REFERENCE